Derivative Instruments (Details) (USD $)	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Exchange-Traded Future [Member]	Jun. 30, 2012 Exchange-Traded Future [Member]	Jun. 30, 2013 Exchange-Traded Future [Member]	Jun. 30, 2012 Exchange-Traded Future [Member]	Jun. 30, 2013 Currency Forwards [Member]	Jun. 30, 2012 Currency Forwards [Member]	Jun. 30, 2013 Currency Forwards [Member]	Jun. 30, 2012 Currency Forwards [Member]	Jun. 30, 2013 Interest Rate Swaps [Member]	Jun. 30, 2012 Interest Rate Swaps [Member]	Jun. 30, 2013 Interest Rate Swaps [Member]	Jun. 30, 2012 Interest Rate Swaps [Member]	Jun. 30, 2013 Credit Default Swaps [Member]	Jun. 30, 2012 Credit Default Swaps [Member]	Jun. 30, 2013 Credit Default Swaps [Member]	Jun. 30, 2012 Credit Default Swaps [Member]	Jun. 30, 2013 Option swap [Member]	Jun. 30, 2012 Option swap [Member]	Jun. 30, 2013 Option swap [Member]	Jun. 30, 2012 Option swap [Member]	Jun. 30, 2013 Total Return Swaps [Member]	Jun. 30, 2012 Total Return Swaps [Member]	Jun. 30, 2013 Total Return Swaps [Member]	Jun. 30, 2012 Total Return Swaps [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member]	Jun. 30, 2013 Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Exchange-Traded Future [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Exchange-Traded Future [Member]	Jun. 30, 2013 Not Designated as Hedging Instrument [Member] Exchange-Traded Future [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Currency Forwards [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Currency Forwards [Member]	Jun. 30, 2013 Not Designated as Hedging Instrument [Member] Currency Forwards [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Interest Rate Swaps [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Interest Rate Swaps [Member]	Jun. 30, 2013 Not Designated as Hedging Instrument [Member] Interest Rate Swaps [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Credit Default Swaps [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Credit Default Swaps [Member]	Jun. 30, 2013 Not Designated as Hedging Instrument [Member] Credit Default Swaps [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Option swap [Member]	Jun. 30, 2013 Not Designated as Hedging Instrument [Member] Option swap [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Total Return Swaps [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Total Return Swaps [Member]	Jun. 30, 2013 Not Designated as Hedging Instrument [Member] Total Return Swaps [Member]
Derivative [Line Items]
Notional Value																															$ 370,332,000	$ 319,780,000	$ 377,289,000	$ 89,901,000	$ 111,447,000	$ 90,115,000	$ 80,445,000	$ 38,330,000	$ 104,553,000	$ 55,435,000	$ 47,640,000	$ 56,755,000	$ 53,775,000	$ 84,215,000	$ 19,625,000	$ 103,000	$ 118,000	$ 90,673,000	$ 38,148,000	$ 106,123,000
Asset Derivatives																															2,625,000	3,621,000	7,626,000	64,000	127,000	1,619,000	473,000	358,000	716,000	73,000	136,000	705,000	457,000	2,962,000	374,000	83,000	94,000	1,475,000	38,000	4,118,000
Liability Derivatives																															7,070,000	7,259,000	1,278,000	1,598,000	2,054,000	70,000	429,000	227,000	477,000	888,000	3,301,000	534,000	272,000	639,000	7,000	92,000	44,000	3,791,000	1,038,000	146,000
Gains (Losses) recognized in investment gains (losses)	4,938,000	6,980,000	(2,145,000)	(14,082,000)			1,686,000	8,049,000	(2,245,000)	(8,548,000)	206,000	1,365,000	382,000	1,184,000	223,000	(1,460,000)	506,000	(723,000)	111,000	(752,000)	(1,000)	(3,351,000)	(62,000)	(89,000)	(186,000)	(89,000)	2,774,000	(133,000)	(601,000)	(2,555,000)	(35,644,000)	4,339,000		(18,291,000)	8,979,000		(503,000)	453,000		(1,358,000)	(5,585,000)		(8,598,000)	676,000		(424,000)		(6,470,000)	(184,000)
Cash collateral payable to trade counterparties	3,900,000		3,900,000		1,500,000	4,400,000
Return of cash collateral into brokerage accounts	$ 4,700,000		$ 4,700,000		$ 8,400,000	$ 14,700,000